Property and Equipment, net	12 Months Ended
Dec. 31, 2013
Property and Equipment, net
Property and Equipment, net

3. Property and Equipment, net

        Property and equipment, net consist of the following:

		December 31,
	Estimated Useful Life Years
		2013	2012
Laboratory Equipment	4	$328	$314
Furniture and fixtures	5	98	90
Office and computer equipment	3	85	85
Leasehold improvements	Lease Term	79	44

		590	533
Less accumulated depreciation and amortization		(350)	(206)

Property and equipment, net		$240	$327

        Depreciation and amortization expense recorded for the years ended December 31, 2013, 2012, and 2011 were $144, $122, and $83, respectively. Depreciation and amortization expense for the period from December 22, 2008 (date of inception) to December 31, 2013 was $350.